Description of Organization, Business Operations and Basis of Presentation - Additional Information (Details) - USD ($)		3 Months Ended	5 Months Ended	6 Months Ended
	Sep. 21, 2020	Sep. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	May 07, 2021	May 06, 2021	Sep. 30, 2020	Jul. 27, 2020	Dec. 31, 2019
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Units issued, price per unit		$ 10.00
Deferred underwriting commissions	$ 8,800,000
Proceeds received from private placement	7,000,000.0
Common stock, par or stated value per share			$ 0.0001	$ 0.0001	$ 0.0001				$ 0.0001
ACON S2 Acquisition Corp [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Issuance of ordinary shares to Sponsor			$ 25,000
Proceeds received from initial public offering, gross			250,000,000
Offering costs			5,466,700
Proceeds received from private placement	7,000,000.0		$ 7,000,000
Net proceeds from issuance of initial public offering and private placement	$ 250,000,000.0
Net proceeds from issuance of initial public offering and private placement, price per share	$ 10.00
Assets with fair market value equal			80.00%	80.00%
Temporary equity, redemption price per share			$ 10.00	$ 10.00
Maximum net tangible assets for business combination			$ 5,000,001	$ 5,000,001
Percentage of public shares to redeemed			100.00%	100.00%
Interest to pay dissolution expenses			$ 100,000	$ 100,000
Operating bank accounts			470,000	28,000
Working capital			$ 547,000	$ 280,000
ACON S2 Acquisition Corp [Member] | P I P E Investors | Forecast
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Issuance of common stock for purchase price		25,000,000
Gross proceeds from issuance of common stock for purchase price		$ 250,000,000
ACON S2 Acquisition Corp [Member] | Target Entity [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Business combination post transaction company acquires			50.00%	50.00%
ACON S2 Acquisition Corp [Member] | Sponsor | Working Capital Loans
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Borrowing outstanding	$ 0		$ 0	$ 0
ACON S2 Acquisition Corp [Member] | Class A ordinary shares
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Percentage of public shares to redeemed			15.00%	15.00%
Common stock, par or stated value per share	$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
ACON S2 Acquisition Corp [Member] | ESS Common Stock
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Common stock, par or stated value per share						$ 0.0001
ACON S2 Acquisition Corp [Member] | Common Stock
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Common stock, par or stated value per share						$ 0.0001
ACON S2 Acquisition Corp [Member] | Initial Public Offering
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Issuance of ordinary shares to Sponsor	$ 25,000,000
Units issued, price per unit	$ 10.00
Proceeds received from initial public offering, gross	$ 250,000,000.0
Offering costs	14,400,000
Deferred underwriting commissions	8,800,000
Stock issue price			$ 10.00	$ 10.00
ACON S2 Acquisition Corp [Member] | Initial Public Offering | Sponsor | Promissory Note
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Issuance of ordinary shares to Sponsor	25,000			$ 25,000
Note payable - related party	112,000							$ 112,000
Debt face amount	300,000							$ 300,000
ACON S2 Acquisition Corp [Member] | Over-Allotment Option
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Issuance of ordinary shares to Sponsor	$ 3,750,000
Units issued, price per unit	$ 10.00
ACON S2 Acquisition Corp [Member] | Private Placement
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Issuance of ordinary shares to Sponsor	$ 4,666,667
Units issued, price per unit	$ 1.50